Commitments and Contingencies (Details) - Schedule of future minimum payments under the non-cancelable operating leases - Manscaped Holdings, LLC [Member] $ in Thousands	Dec. 31, 2008 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum payments under the non-cancelable operating leases [Line Items]
2021	$ 1,495
2022	1,669
2023	1,428
2024	1,431
2025	1,474
Thereafter	2,951
Operating leases total	$ 10,448